Equity - Additional Information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Apr. 02, 2019	Dec. 31, 2013
Disclosure of classes of share capital [line items]
Capital increase shares subscribed						142,483,663
Authorized capital						S/ 871,917,855
Number of equity shares per American Depository Shares	S/ 5
Quoted share price	S/ 1.72	S/ 1.70
Trading frequency, percentage	95.65%	95.24%
Percentage of net profit transferred to legal reserve	10.00%
Maximum allowed percentage to legal reserve to paid-in capital	20.00%
Voluntary reserve	S/ 29,974,000	S/ 29,974,000
Excess of total income obtained by shares issued over nominal value		S/ 138,100,000					S/ 1,055,500,000
Dividend rate percentage				6.80%	4.10%
Acquisition of non controlling interest	S/ 600,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares	38,172,610	218,043,480
American depository shares [member]
Disclosure of classes of share capital [line items]
Number of shares	190,863,050	43,608,696
2017 and onwards [member]
Disclosure of classes of share capital [line items]
Dividend rate percentage			5.00%